VIA EDGAR

April 1, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:      Variable Annuity Account One
         First SunAmerica Life Insurance Company
         File Nos. 33-39888 and 811-6313

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated April 1, 1999, for Variable Annuity Account One (the "Separate Account") of First SunAmerica Life Insurance Company contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on March 26, 1999, via EDGAR.

         If you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6056.

Very truly yours,



Mallary L. Reznik
Staff Counsel